Summary of significant accounting policies (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum	Dec. 31, 2014 Electronic Equipment	Dec. 31, 2014 Office equipment	Dec. 31, 2014 Vehicles	Dec. 31, 2014 Logistic and warehouse equipment	Dec. 31, 2014 Leasehold improvement	Dec. 31, 2014 Software Minimum	Dec. 31, 2014 Software Maximum	Dec. 31, 2014 Building
Foreign currency translation
Exchange gains/(losses)	$ (4,671)	(28,980)	92,761	13,762
Foreign currency translation adjustment losses	19,600	121,612	137,921	7,546
Convenience translation
Convenience translation rate (RMB to USD)	6.2046	6.2046
Short-term investments
Impairment losses related to short-term investments		0	0	0
Investment in equity investees
Impairment losses related to equity investments		0	0	0
Property, equipment and software, net
Estimated useful lives							3 years	5 years	5 years	5 years		3 years	5 years	40 years
Estimated useful lives											Over the shorter of the expected life of leasehold improvements or the lease term
Loan receivables, net
Loan periods extended range					7 days	182 days
Construction in progress
Amount of construction in progress	$ 310,882	1,928,899	1,237,644